Note 5 - Accounts and Grants Receivable	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE

Accounts and grants receivable consist of:

	March 31, 201 9	December 31, 20 18
Trade receivable	$952,443	$913,458
Government grants receivable	55,000	-
	$1,007,443	$913,458

As at
March 31, 2019,
the Company had accounts receivable of
$857,559
(
2018
-
$813,892
) great than
30
days overdue and
not
impaired.